Summary of Significant Accounting Policies (Details) - Schedule of Contract Liabilities	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Advance from educational content service and other services
Advance from services	¥ 12,193,237	¥ 23,531,132	¥ 6,269,314
Total	290,028,010	327,299,227	7,394,648	$ 42,050,109
Subscription service [Member]
Advance from educational content service and other services
Advance from services	12,020,547	8,411,203	6,269,314
Licensing service [Member]
Advance from educational content service and other services
Advance from services	172,690	15,119,929
Advance from IT related solution services [Member]
Advance from educational content service and other services
Advance from other services	¥ 277,834,773	¥ 303,768,095	¥ 1,125,334